SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Guaranteed customer loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%
Outstanding guaranteed customer loans at the beginning of the year	¥ 46,512
Guaranteed during the year	742,464	¥ 46,512
Repaid by customers during the year	(733,977)
Outstanding guaranteed customer loans at the end of the year	¥ 54,999	¥ 46,512
Guaranteed customer loans
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate		5.50%
Borrowing period		45 days
Security deposit		¥ 10,000